Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management, Governance, and Strategy

Our Board of Directors plays an active role in monitoring cybersecurity risks and is committed to the prevention, timely detection, and mitigation of cybersecurity incidents. Our senior management team is responsible for day-to-day cybersecurity risk management and provides regular reports to the Board on material cybersecurity risks.

We and our Operating Subsidiary have implemented stringent internal cybersecurity controls. Our IT Department, supported by an external IT consultant, manages our servers, firewall, and IT systems. Access to data and information is granted on a need-to-know basis only. All data collected by Cre8 Hong Kong is stored on servers located in Hong Kong and is not accessible by Cre8 China.

As of the date of this annual report, the Company has not identified any material cybersecurity incidents, nor has it experienced any known breaches that have had an impact on its business, operations, or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this annual report, the Company has not identified any material cybersecurity incidents, nor has it experienced any known breaches that have had an impact on its business, operations, or financial condition.

Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors plays an active role in monitoring cybersecurity risks and is committed to the prevention, timely detection, and mitigation of cybersecurity incidents.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our senior management team is responsible for day-to-day cybersecurity risk management and provides regular reports to the Board on material cybersecurity risks.